FINANCE LEASES (Details 3) - Finance Leases [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Weighted Average Remaining Term	9 months 3 days	1 year 14 days
Weighted Average Discount Rate	16.00%	17.00%